Reinsurance - Components of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Reserves:
Claims liability and other product lines		$ 787			$ 826
Total	$ 29,046	29,046	[1]	$ 32,834	32,834	[1]	$ 35,116
Other annuity benefits
Reserves:
Reserves		22,470			25,572
Life
Reserves:
Reserves		5,307			5,724
Accident and health
Reserves:
Reserves		$ 482			$ 712

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.